UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09475

        Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Insured Dividend Advantage Municipal Fund (NVG) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.3% (2.9% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32 – MBIA	5/12 at 101.00	AAA	$5,636,353
	Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 – MBIA Insured	3/12 at 101.00	AAA	3,226,878
10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	10,655,700
	2/01/36 (Pre-refunded 2/01/09) – FGIC Insured

18,355	Total Alabama			19,518,931

	Alaska – 3.5% (2.3% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27 – AMBAC	10/12 at 100.00	AAA	15,836,100
	Insured

	Arizona – 1.1% (0.8% of Total Investments)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AAA	5,167,400
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	California – 11.8% (7.9% of Total Investments)
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – MBIA Insured	10/15 at 100.00	Aaa	1,567,031
1,565	5.000%, 10/01/27 – MBIA Insured	10/15 at 100.00	Aaa	1,648,915
190	California, General Obligation Bonds, Series 2000, 5.250%, 9/01/18 – MBIA Insured	9/10 at 100.00	AAA	203,089
	California, General Obligation Bonds, Series 2000:
375	5.250%, 9/01/17 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	403,346
2,635	5.250%, 9/01/18 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 100.00	AAA	2,823,771
10,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/23 – MBIA Insured	No Opt. Call	AAA	10,417,700
8,890	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.400%, 12/01/14	12/08 at 101.00	AA-	9,245,067
	(Alternative Minimum Tax)
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/07 at 101.00	AAA	3,047,040
	Insured (Alternative Minimum Tax)
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	AAA	2,534,780
	5.000%, 9/01/27 – AMBAC Insured
3,425	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1,	7/15 at 100.00	AAA	3,615,704
	5.000%, 7/01/25 – FGIC Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 – AMBAC	4/12 at 100.00	AAA	8,341,510
	Insured
7,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	7/08 at 101.00	AAA	7,826,925
	1998A, 5.200%, 7/01/32 – MBIA Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P,	8/11 at 100.00	AAA	2,503,999
	5.250%, 8/15/18 – FSA Insured

51,745	Total California			54,178,877

	Colorado – 0.9% (0.6% of Total Investments)
1,580	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General	No Opt. Call	Aaa	1,723,164
	Obligation Bonds, Series 2004, 5.000%, 12/01/15 – FSA Insured
	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Series 2004:
1,095	5.000%, 12/01/13 – XLCA Insured	No Opt. Call	AAA	1,174,048
1,170	5.000%, 12/01/14 – XLCA Insured	12/13 at 100.00	AAA	1,250,227

3,845	Total Colorado			4,147,439

	Florida – 13.0% (8.7% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – MBIA Insured	12/13 at 100.00	AAA	2,507,494
1,480	5.250%, 12/01/18 – MBIA Insured	12/13 at 100.00	AAA	1,608,153
11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	12,035,812
	5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)
6,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 – MBIA	4/07 at 100.00	AAA	6,129,840
	Insured
8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%, 10/01/13	10/11 at 100.00	Aaa	8,739,387
	– MBIA Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	7,757,187
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	6,101,480
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	10,387,400
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	2,094,240
1,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.000%, 1/01/25 – FGIC Insured	1/13 at 100.00	AAA	1,053,940
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 (WI/DD,	10/15 at 100.00	AAA	1,047,170
	Settling 2/01/06) – MBIA Insured

56,305	Total Florida			59,462,103

	Georgia – 2.2% (1.5% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AAA	7,256,154
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 – FSA	11/14 at 100.00	AAA	1,055,390
	Insured
1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,747,240
	6/01/32 (Alternative Minimum Tax)

9,620	Total Georgia			10,058,784

	Illinois – 14.8% (10.0% of Total Investments)
10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 – FGIC Insured	1/12 at 100.00	AAA	10,679,700
4,950	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 – MBIA Insured	1/11 at 101.00	AAA	5,317,835
50	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 (Pre-refunded	1/11 at 101.00	AAA	54,794
	1/01/11) – MBIA Insured
12,765	Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge, Series 1996, 5.500%, 1/01/23	1/07 at 102.00	AAA	13,272,792
	(Pre-refunded 1/01/07) – MBIA Insured
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,537,003
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	4,787,872
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	5,049,417
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	AAA	3,120,186
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	3,887,208
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	1/12 at 100.00	AAA	3,242,070
	Airport, Series 2002A, 5.750%, 1/01/17 – MBIA Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	AAA	4,216,960
	5.000%, 12/01/21 – MBIA Insured
1,500	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aaa	1,618,245
	Series 2003C, 5.250%, 10/01/22 – FSA Insured
5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/23 – FSA	4/12 at 100.00	AAA	5,365,150
	Insured
2,700	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	2,893,158
	2001A, 5.000%, 8/15/20 (Pre-refunded 8/15/11) – AMBAC Insured

63,960	Total Illinois			68,042,390

	Indiana – 17.2% (11.5% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 -	7/13 at 100.00	AAA	3,566,982
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District, Series
	2002D:
2,500	5.375%, 4/01/23 – AMBAC Insured	4/12 at 100.00	AAA	2,682,550
7,075	5.250%, 4/01/26 – AMBAC Insured	4/12 at 100.00	AAA	7,535,017
7,000	5.250%, 4/01/30 – AMBAC Insured	4/12 at 100.00	AAA	7,434,280
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	10,399,500
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
25,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	27,351,500
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – MBIA Insured
	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series
	2002:
2,500	5.750%, 7/15/17 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AAA	2,807,575
3,810	5.750%, 7/15/20 (Pre-refunded 7/15/12) – FGIC Insured	7/12 at 100.00	AAA	4,278,744
	Northern Wells Community School Building Corporation, Wells County, Indiana, First Mortgage
	Bonds, Series 2001:
420	5.250%, 1/15/19 – FGIC Insured	7/12 at 100.00	AAA	450,715
430	5.250%, 7/15/19 – FGIC Insured	7/12 at 100.00	AAA	461,446
1,675	5.400%, 7/15/23 – FGIC Insured	7/12 at 100.00	AAA	1,804,159
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AAA	7,294,428
	2002, 5.000%, 7/15/24 – MBIA Insured
2,490	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	AAA	2,643,509
	Bonds, Series 2003, 5.000%, 1/15/18 – FSA Insured

73,240	Total Indiana			78,710,405

	Louisiana – 0.7% (0.5% of Total Investments)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	AAA	3,212,966
	MBIA Insured

	Massachusetts – 3.5% (2.4% of Total Investments)
5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/22	8/14 at 100.00	AAA	5,387,900
	(Pre-refunded 8/01/14) – AMBAC Insured
10,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	Aaa	10,751,700
	Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured

15,000	Total Massachusetts			16,139,600

	Missouri – 2.4% (1.6% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	1,748,944
	2004, 5.250%, 3/01/19 – FSA Insured
8,735	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.250%,	7/11 at 100.00	AAA	9,467,342
	7/01/31 (Pre-refunded 7/01/11) – MBIA Insured

10,335	Total Missouri			11,216,286

	Nebraska – 1.9% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	6,612,619
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,082,670
1,000	5.250%, 4/01/21 – FSA Insured	4/13 at 100.00	AAA	1,075,870

8,360	Total Nebraska			8,771,159

	Nevada – 4.3% (2.9% of Total Investments)
9,810	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/21	6/12 at 100.00	AAA	10,361,126
	– MBIA Insured
8,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34 –	7/11 at 100.00	AAA	9,197,562
	FSA Insured

18,560	Total Nevada			19,558,688

	New Jersey – 0.6% (0.4% of Total Investments)
2,345	Bernards Township School District, Somerset County, New Jersey, General Obligation Bonds,	1/14 at 100.00	AAA	2,528,285
	Series 2004, 5.000%, 1/01/15 – FGIC Insured

	New York – 2.9% (1.9% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,181,846
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,571,475
	5.000%, 11/15/30 – AMBAC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	10,339,300
	Series 2002A, 5.000%, 11/15/30 – FSA Insured

12,620	Total New York			13,092,621

	North Carolina – 0.6% (0.4% of Total Investments)
2,435	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	2,647,356
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 – FSA Insured

	Oregon – 3.4% (2.3% of Total Investments)
4,725	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Series	6/14 at 100.00	AAA	5,109,473
	2004, 5.000%, 6/15/15 – FSA Insured
1,615	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2004A,	4/14 at 100.00	AAA	1,734,639
	5.000%, 4/01/17 – FSA Insured
	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
5,900	5.375%, 12/01/31	12/11 at 100.00	AA-	6,053,813
2,750	5.500%, 12/01/42	12/11 at 100.00	AA-	2,821,555

14,990	Total Oregon			15,719,480

	Pennsylvania – 5.4% (3.6% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	AAA	4,871,250
	Airport, Series 1997A, 5.750%, 1/01/13 – MBIA Insured (Alternative Minimum Tax)
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Lycoming College, Series	11/13 at 100.00	AA	1,064,020
	2003-AA2, 5.250%, 11/01/16 – RAAI Insured
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/08 at 100.00	AAA	5,248,300
	Pennsylvania, Series 1998, 5.500%, 7/15/38 (Pre-refunded 7/15/08) – MBIA Insured
	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B:
3,540	5.250%, 11/15/16 – FSA Insured	11/13 at 100.00	AAA	3,798,880
2,000	5.250%, 11/15/18 – FSA Insured	11/13 at 100.00	AAA	2,140,200
	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
3,090	5.250%, 2/15/14 – XLCA Insured	2/13 at 100.00	AAA	3,334,697
1,000	5.250%, 2/15/15 – XLCA Insured	2/13 at 100.00	AAA	1,075,370
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	2,150,120
	5.000%, 1/15/19 – FSA Insured
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,051,080
	District, Series 2003, 5.000%, 6/01/23 – FSA Insured

23,130	Total Pennsylvania			24,733,917

	Puerto Rico – 0.2% (0.1% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,369,709

	South Carolina – 1.0% (0.7% of Total Investments)
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 – MBIA Insured	4/13 at 100.00	AAA	1,102,100
2,300	5.000%, 4/01/21 – MBIA Insured	4/13 at 100.00	AAA	2,428,179
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AAA	1,058,480
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – FSA Insured

4,300	Total South Carolina			4,588,759

	Tennessee – 9.2% (6.2% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – FSA Insured	10/14 at 100.00	AAA	1,598,424
1,455	5.000%, 10/01/20 – FSA Insured	10/14 at 100.00	AAA	1,552,369
1,955	5.000%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA	2,078,478
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AAA	10,454,400
	5.125%, 11/01/28 – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AAA	10,441,900
	5.125%, 11/01/29 – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	AAA	16,061,267
	Series 2002A, 5.250%, 5/01/32 – FSA Insured

40,100	Total Tennessee			42,186,838

	Texas – 27.3% (18.3% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,796,100
	Series 2001A, 5.750%, 11/01/13 – FGIC Insured (Alternative Minimum Tax)
10,000	Gainesville Hospital District, Texas, Limited Tax General Obligation Bonds, Series 2002,	8/11 at 100.00	AAA	10,410,100
	5.375%, 8/15/32 – MBIA Insured
1,210	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 – AMBAC Insured	5/11 at 100.00	AAA	1,284,258
2,435	Galveston, Texas, General Obligation Bonds, Series 2001, 5.250%, 5/01/21 (Pre-refunded	5/11 at 100.00	AAA	2,630,579
	5/01/11) – AMBAC Insured
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – MBIA Insured	11/13 at 100.00	AAA	2,367,008
2,355	5.000%, 11/15/17 – MBIA Insured	11/13 at 100.00	AAA	2,482,099
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	AAA	13,413,790
	Plant, Series 2002, 5.125%, 3/01/32 – FGIC Insured
2,500	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Series	11/09 at 101.00	AAA	2,649,625
	1999A, 5.375%, 11/15/29
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	1,069,540
	5/15/24 – FGIC Insured
4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AAA	4,740,525
	5/15/17 – FSA Insured
6,000	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	6,241,020
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
8,635	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	8,895,173
	5.550%, 9/01/33 – MBIA Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – MBIA Insured	5/12 at 100.00	Aaa	3,757,917
3,520	5.125%, 11/01/21 – MBIA Insured	5/12 at 100.00	Aaa	3,735,459
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 – MBIA Insured	1/12 at 102.00	Aaa	10,122,014
11,665	5.500%, 1/01/33 – MBIA Insured	1/12 at 102.00	Aaa	12,681,021
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/10 at 100.00	AAA	5,277,750
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aa1	9,567,499
	5.250%, 12/01/22 (Alternative Minimum Tax)
	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,500	5.200%, 2/15/21 – FSA Insured	2/12 at 100.00	AAA	3,724,840
3,000	5.250%, 2/15/22 – FSA Insured	2/12 at 100.00	AAA	3,207,330
7,340	5.250%, 2/15/23 – FSA Insured	2/12 at 100.00	AAA	7,847,267
5,000	5.250%, 2/15/25 – FSA Insured	2/12 at 100.00	AAA	5,314,650

118,310	Total Texas			125,215,564

	Washington – 13.6% (9.1% of Total Investments)
6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	7,112,424
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – FSA Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	AAA	8,368,206
	2002A, 5.500%, 7/01/15 – MBIA Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	AAA	2,726,300
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AAA	2,348,566
	2003B, 5.000%, 6/01/17 – FSA Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aaa	3,553,125
	Community Schools, Series 2003, 5.250%, 12/01/16 – FSA Insured
	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT
	Project, Series 2002:
2,000	5.500%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aaa	2,185,560
4,325	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	Aaa	4,597,605
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aaa	10,248,600
	Regional Medical Center, Series 2001, 5.125%, 10/01/31 – AMBAC Insured
15,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	15,522,000
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aaa	5,483,457
	2002, 5.000%, 12/01/20 – FSA Insured

58,725	Total Washington			62,145,843

	Wisconsin – 3.0% (2.0% of Total Investments)
920	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	947,692
	2002E, 5.250%, 9/01/22 (Alternative Minimum Tax)
11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18 – AMBAC	7/12 at 100.00	AAA	12,805,024
	Insured

12,870	Total Wisconsin			13,752,716

$ 643,460	Total Long-Term Investments (cost $643,516,582) – 148.8%			682,002,216

	Short-Term Investments – 0.1% (0.1% of Total Investments)
600	Idaho Health Facilities Authority, Revenue Bonds, St. Luke’s Regional Medical Center, Variable	No Opt. Call	A–1+	600,000
	Rate Demand Obligations, Series 2000, 3.020%, 7/01/30 – FSA Insured (4)

$ 600	Total Short-Term Investments (cost $600,000)			600,000

	Total Investments (cost $644,116,582) – 148.9%			682,602,216

	Other Assets Less Liabilities – 1.9%			8,692,184

	Preferred Shares, at Liquidation Value – (50.8)%			(233,000,000)

	Net Assets Applicable to Common Shares – 100%			$458,294,400

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient
U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody's Investor
Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(4)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments was $646,408,523.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$38,987,851
Depreciation	(2,794,158)

Net unrealized appreciation (depreciation) of investments	$36,193,693

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.